Employee benefits	12 Months Ended
Dec. 31, 2025
Employee Benefits
Employee benefits	Employee benefits
17.1    Provisions for employee benefits

Classes of benefits and expenses by employee	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Current
Profit sharing and bonuses	—	—
Performance bonus and operational targets	68,093	31,546
Total	68,093	31,546
Non-current
Profit sharing and bonuses	1,090	26,970
Severance indemnity payments	44,159	38,637
Total	45,249	65,607
17.2    Policies on defined benefit plan
This policy is applied to all benefits received for services provided by the Company’s employees. This is divided as follows:
a)Short-term benefits for active employees are represented by salaries, social welfare benefits, paid time off, sickness and other types of leave, profit sharing and incentives and non-monetary benefits; e.g., healthcare service, housing, subsidized or free goods or services. These will be paid in a term which does not exceed twelve months. The Company maintains incentive programs for its employees, which are calculated based on the net result at the close of each period by applying a factor obtained from an evaluation based on their personal performance, the Company’s performance and other short-term and long-term indicators.
b)Staff severance indemnities are agreed and payable based on the final salary, calculated in accordance with each year of service to the Company, with certain maximum limits in respect of either the number of years or in monetary terms. In general, this benefit is payable when the employee or worker ceases to provide his/her services to the Company and there are a number of different circumstances through which a person can be eligible for it, as indicated in the respective agreements; e.g. retirement, dismissal, voluntary retirement, incapacity or disability, death, etc. See Note 17.3.
c)Obligations after employee retirement, described in Note 17.4.
d)Long-term bonuses for a group of Company executives, as described in Note 17.6.
17.3    Other long-term benefits
The actuarial assessment method has been used to calculate the Company’s obligations with respect to staff severance indemnities, which relate to defined benefit plans consisting of days of remuneration per year served at the time of retirement under conditions agreed in the respective agreements established between the Company and its employees.
Under this benefit plan, the Company retains the obligation to pay staff severance indemnities related to retirement, without establishing a separate fund with specific assets, which is referred to as not funded.
Benefit payment conditions
The staff severance indemnity benefit relates to remuneration days for years worked for the Company without a limit being imposed in regard of amount of salary or years of service. It applies when employees cease to work for the Company because they are made redundant or in the event of their death. This benefit is applicable up to a maximum age of 65 for men and 60 for women, which are the usual retirement ages according to the Chilean pensions system as established in Decree Law 3,500 of 1980.
Methodology
The determination of the defined benefit obligation is made under the requirements of IAS 19 “Employee benefits”.
17.4    Post-employment benefit obligations
Our subsidiary SQM NA, together with its employees established a pension plan until 2002 called the “SQM North America Retirement Income Plan”. This obligation is calculated measuring the expected future forecast staff severance indemnity obligation using a net salary gradual rate of restatements for inflation, mortality and turnover assumptions, discounting the resulting amounts at present value using the interest rate defined by the authorities.

For workers under contract, since 2003, SQM NA offers benefits related to pension plans based on the 401-K system to its employees, which does not generate obligations for the Company.

As of December 31, 2025, and 2024, the value of assets associated with the SQM NA pension plan amounts to ThUS$5,515 and ThUS$5,266 respectively.

Reconciliation Changes in the benefit obligation	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$	ThUS$
Benefit obligation at the beginning of the year	271	286	279
Current cost of service	—	—	—
Interest cost	14	12	12
Actuarial loss	(20)	54	180
Settlement	—	—	—
Benefits paid	—	(81)	(185)
Total	265	271	286

Reconciliation Changes in plan assets	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$	ThUS$
Fair value of plan assets at the start of the year	5,537	5,382	4,982
Real return (loss) in the plan assets	242	236	585
Benefits paid	—	(81)	(185)
Settlement	—	—	—
Fair value of plan assets at the end of the year	5,779	5,537	5,382
Non-current-assets	5,515	5,266	5,095
Elements not yet recognized as components of the cost of periodic net pensions:
Net actuarial income at the beginning of the year	200	249	59
Settlement	—	—	—
Gain	(14)	(49)	190
Adjustment to recognize the minimum pension obligation	186	200	249

Cost of service or benefits received during the year	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$	ThUS$
Financial cost	14	12	12
Real loss in plan assets	(277)	(231)	(214)
Settlement	—	—	—
Net periodic pension expenses	(263)	(219)	(202)
17.5    Staff severance indemnities
As of December 31, 2025, 2024 and 2023, severance indemnities calculated at the actuarial value are as follows:

Staff severance indemnities	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$	ThUS$
Opening balance	(38,637)	(43,578)	(34,899)
Current cost of service	(4,518)	(1,889)	(4,624)
Interest cost	(3,140)	(2,549)	(2,236)
Actuarial gain loss	(1,603)	3,149	(5,947)
Exchange rate difference	(3,442)	5,039	769
Benefits paid during the year	4,176	1,191	3,359
Transfers of obligations	3,005	—	—
Total	(44,159)	(38,637)	(43,578)
(a)    Actuarial assumptions
The liability recorded for staff severance indemnity is valued at the actuarial value method, using the following actuarial assumptions:

Actuarial assumptions	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023	Annual/Years
Mortality rate	RV - 2020/CB - 2020	RV - 2020/CB - 2020	RV - 2020/CB - 2020
Discount interest rate	5.53%	5.75%	5.32%
Inflation rate	3.00%	3.00%	3.00%
Voluntary retirement rate:
Men	3.24%	3.82%	3.82%	Annual
Women	3.24%	3.82%	3.82%	Annual
Salary increase	3.45%	4.01%	4.01%	Annual
Retirement age:
Men	65	65	65	Years
Women	60	60	60	Years
(b)    Sensitivity analysis of assumptions
As of December 31, 2025, 2024 and 2023, the Company has conducted a sensitivity analysis of the main assumptions of the actuarial calculation, determining the following:

Sensitivity analysis as of December 31, 2025	Effect + 100 basis points	Effect - 100 basis points
	ThUS$	ThUS$
Discount rate	(2,685)	3,022
Employee turnover rate	(352)	394

Sensitivity analysis as of December 31, 2024	Effect + 100 basis points	Effect - 100 basis points
	ThUS$	ThUS$
Discount rate	(2,352)	2,647
Employee turnover rate	(309)	345

Sensitivity analysis as of December 31, 2023	Effect + 100 basis points	Effect - 100 basis points
	ThUS$	ThUS$
Discount rate	(2,575)	2,898
Employee turnover rate	(338)	378
Sensitivity relates to an increase/decrease of 100 basis points.
17.6    Executive compensation plan
The Company currently has a compensation plan with the purpose of motivating the Company’s executives and encouraging them to remain with the Company. The compensation plan in effect until December 31, 2025 has the following characteristics:

I)Financial target compensation plan
(a)    Plan characteristics
This compensation plan is paid in cash.
(b)    Plan participants and payment dates

A total of 35 Company executives are entitled to this benefit, provided they remain with the Company until year end of 2025. The payment dates, where relevant, will be during the first quarter of 2026.

This compensation plan was approved by the Board and was first applied on January 1, 2022. The liability related to this compensation plan amounts to ThUS$ 31,170 and ThUS$ 26,621 as of December 31, 2025 and 2024 respectively. The income statement was charged with ThUS$ 12,300 and ThUS$ 8,193 during the periods ended December 31, 2025 and 2024, respectively.
II) Share based compensation plan
(a)    Plan characteristics

This compensation plan was paid in cash in 2023.
(b) Plan participants and payment dates The share-based compensation plan was approved by the Board and included 188,740 shares. The effects on the statement of income correspond to an expense of ThUS$ 2,251 for the year ended 2022.